Supplemental schedule of noncash investing and financing activities	12 Months Ended
Dec. 31, 2011
HOST HOTELS & RESORTS, INC.
Supplemental schedule of noncash investing and financing activities

Supplemental schedule of noncash investing and financing activities:

During 2011, 2010 and 2009, Host Inc. issued approximately 0.3 million, 1.2 million and 3.4 million shares of common stock, respectively, upon the conversion of Host L.P. units, or OP units, held by non-controlling interests valued at $5 million, $15 million and $18 million, respectively.

In June 2011, holders of approximately $134 million of the 3.25% Exchangeable Debentures elected to exchange their debentures for approximately 8.8 million shares of Host Inc. common stock.

On June 28, 2011, we transferred the Le Méridien Piccadilly to the Euro JV Fund II at a price of £64 million ($102 million), including the assumption of the associated £32 million ($52 million) mortgage. We also transferred the capital lease asset and corresponding liability associated with the building, each valued at £38 million ($61 million), to the Euro JV Fund II. We retained a 33.4% interest in the property through our general and limited partner interests in the Euro JV Fund II and received cash proceeds on the transfer of £25 million ($40 million). We acquired a leasehold interest in the property in July 2010, at which time we assumed the mortgage loan and recorded the capital lease obligation.

On April 29, 2011, we acquired a 75% controlling interest in the Hilton Melbourne South Wharf. In connection with the acquisition, we assumed A$80 million ($86 million) of mortgage debt and recorded such mortgage debt at its fair value at the acquisition date.

On March 17, 2011, we acquired the Manchester Grand Hyatt San Diego, and certain related rights. In connection with the acquisition, Host Hotels & Resorts, L.P. issued approximately 0.3 million OP units valued at approximately $6 million.

On September 2, 2010, we acquired a 90% controlling interest in the W New York, Union Square hotel. In connection with the acquisition, we assumed a $115 million mortgage debt with a fair value of $119 million, and other liabilities of $8.5 million.

On December 18, 2009, Host Inc. issued 13.4 million shares of common stock valued at $140 million to its stockholders as part of a special common dividend.

HOST HOTELS & RESORTS L.P.
Supplemental schedule of noncash investing and financing activities

Supplemental schedule of noncash investing and financing activities:

During 2011, 2010 and 2009, non-controlling partners converted common operating partnership units (“OP units”) valued at $5 million, $15 million and $18 million, respectively, in exchange for 0.3 million, 1.2 million and 3.4 million shares, respectively, of Host Inc. common stock.

In June 2011, holders of approximately $134 million of the 3.25% Exchangeable Debentures elected to exchange their debentures for approximately 8.8 million shares of Host Inc. common stock.

On June 28, 2011, we transferred the Le Méridien Piccadilly to the Euro JV Fund II at a price of £64 million ($102 million), including the assumption of the associated £32 million ($52 million) mortgage. We also transferred the capital lease asset and corresponding liability associated with the building, each valued at £38 million ($61 million), to the Euro JV Fund II. We retained a 33.4% interest in the property through our general and limited partner interests in the Euro JV Fund II and received cash proceeds on the transfer of £25 million ($40 million). We acquired a leasehold interest in the property in July 2010, at which time we assumed the mortgage loan and recorded the capital lease obligation.

On April 29, 2011, we acquired a 75% controlling interest in the Hilton Melbourne South Wharf. In connection with the acquisition, we assumed A$80 million ($86 million) of mortgage debt and recorded such mortgage debt at its fair value at the acquisition date.

On March 17, 2011, we acquired the Manchester Grand Hyatt San Diego, and certain related rights. In connection with the acquisition, Host Hotels & Resorts, L.P. issued approximately 0.3 million OP units valued at approximately $6 million.

On September 2, 2010, we acquired a 90% controlling interest in the W New York, Union Square hotel. In connection with the acquisition, we assumed a $115 million mortgage debt with a fair value of $119 million, and other liabilities of $8.5 million.